Members of the Supervisory Board (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Compensation paid	€ 11,349	€ 5,753	€ 3,557
VAT [Member]
Statement Line Items [Line Items]
Income tax rate of percentage	19.00%
Supervisory Board Members [Member]
Statement Line Items [Line Items]
Compensation paid	€ 100	100	100
Granzer Regulatory Consulting [Member]
Statement Line Items [Line Items]
Services expenses	34	10	€ 62
Accounts payable	€ 0	€ 7